Parent Only Financial Statements (Tables) (Parent [Member])	12 Months Ended
Dec. 31, 2014
Parent [Member]
Balance Sheets

	December 31, 2014	December 31, 2013
ASSETS

CURRENT ASSETS
Cash	$-	$104
Restricted cash	-	236,400
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	2,791,304	3,027,808

Investment in subsidiaries	-	-

TOTAL ASSETS	$2,791,304	$3,027,808

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	$935,038	$700,563
Total current liabilities	935,038	700,563

COMMON STOCK SUBJECT TO REPURCHASE	-	236,400
TOTAL LIABILITIES	935,038	936,963

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2014 and 2013; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2014, and 83,109,978 shares issued at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,469,652)	(24,235,073)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,856,266	2,090,845

Non-controlling interest	-	-

Total equity	1,856,266	2,090,845

TOTAL LIABILITIES AND EQUITY	$2,791,304	$3,027,808

Statements of Operations

For the year ended December 31, 2014

OPERATING EXPENSES
General and administrative expense	$104
104

LOSS FROM OPERATIONS	(104)

INCOME TAX	-

NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(104)

Dividend on preferred stock	$(234,475)

Statements of Cash Flows

For the year ended December 31, 2014

Net cash used in operating activities	$(104)

CASH - BEGINNING OF PERIOD	104

CASH - END OF PERIOD	$-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase	$236,400
Relaxation of restricted cash	$236,400